UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23159

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Greenberg Traurig, LLP

3333 Piedmont Road, NE, Suite 2500

Atlanta, GA 30305

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1 – Proxy Voting Record.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

There were no matters relating to a portfolio security held by the Registrant with respect to which it was entitled to vote during the period July 1, 2018 through June 30, 2019.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Griffin Institutional Access Credit Fund

By:	/s/ Kevin Shields
Kevin Shields
President

Date:	August 19, 2019